Share of profit after tax of equity accounted units - Summary of share of profit after tax of equity accounted units (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Equity Accounted Units [Line Items]
Sales revenue: Rio Tinto share	$ 43,165	$ 40,522	$ 40,030
Operating costs	(27,307)	(27,115)	(26,983)
Finance items	(648)	(33)	(1,658)
Profit before taxation	11,119	18,167	12,816
Taxation	(4,147)	(4,242)	(3,965)
Rio Tinto
Disclosure Of Equity Accounted Units [Line Items]
Sales revenue: Rio Tinto share	2,358	2,497	1,960
Operating costs	(1,812)	(1,656)	(1,400)
Profit before finance items and taxation	546	841	560
Finance items	(65)	(69)	(47)
Share of profit after tax of equity accounted units	10	14	17
Profit before taxation	491	786	530
Taxation	(190)	(273)	(191)
Profit for the year (Rio Tinto share)	$ 301	$ 513	$ 339